18. Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DisclosureOfSummarizedFinancialInformationSubsidiariesWithNoncontrollingInterestLineItems [Line Items]
ASSETS	R$ 33,162,377	R$ 30,288,900	R$ 28,843,671
Current assets	5,701,834	4,237,241	6,821,637
Noncurrent assets	27,460,543	26,051,659	22,022,034
LIABILITIES		30,288,900	28,843,671
Current liabilities	6,109,914	5,656,036	4,789,118
Noncurrent liabilities	11,541,960	9,654,722	9,574,061
Equity	15,510,503	14,978,142	14,480,492	R$ 13,682,780
STATEMENT OF INCOME
Operating revenues	14,024,573	13,101,753	14,945,844
Operating costs and expenses	10,665,890	10,234,115	11,799,316
Financial results	(748,440)	(594,656)	(427,702)
Equity in income of subsidiaries	101,739	166,411	87,590
Income tax and social contribution	274,686	519,690	532,229
Net income (loss)	1,118,255	874,472	1,161,565
Total comprehensive income	1,086,917	817,271	1,452,909
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	989,206	1,476,818	1,320,728
Cash flows from investiment activities	(1,581,173)	(2,511,075)	(1,951,618)
Cash flows from financing activities	649,969	535,603	1,371,486
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	58,002	(498,654)	740,596
Cash and cash equivalents at the beginning of the period	982,073	1,480,727	740,131
Cash and cash equivalents at the end of the period	1,040,075	982,073	1,480,727
CHANGE IN CASH AND CASH EQUIVALENTS	58,002	(498,654)	740,596
Compagas
DisclosureOfSummarizedFinancialInformationSubsidiariesWithNoncontrollingInterestLineItems [Line Items]
ASSETS	632,910	526,477
Current assets	151,966	135,292
Noncurrent assets	480,944	391,185
LIABILITIES	632,910	526,477
Current liabilities	147,743	180,133
Noncurrent liabilities	87,409	46,716
Equity	397,758	299,628
STATEMENT OF INCOME
Operating revenues	515,563	542,822
Operating costs and expenses	(309,213)	(534,817)
Financial results	(25,612)	(1,422)
Equity in income of subsidiaries	0	0
Income tax and social contribution	(66,785)	(1,632)
Net income (loss)	113,953	4,951
Other comprehensive income	(251)	132
Total comprehensive income	113,702	5,083
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	83,661	32,714
Cash flows from investiment activities	(14,268)	(25,975)
Cash flows from financing activities	(20,623)	(751)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	48,770	5,988
Cash and cash equivalents at the beginning of the period	35,309	29,321
Cash and cash equivalents at the end of the period	84,079	35,309	29,321
CHANGE IN CASH AND CASH EQUIVALENTS	48,770	5,988
Elejor
DisclosureOfSummarizedFinancialInformationSubsidiariesWithNoncontrollingInterestLineItems [Line Items]
ASSETS	675,450	708,688
Current assets	77,216	76,231
Noncurrent assets	598,234	632,457
LIABILITIES	675,450	708,688
Current liabilities	164,574	142,222
Noncurrent liabilities	449,149	486,765
Equity	61,727	79,701
STATEMENT OF INCOME
Operating revenues	291,597	263,686
Operating costs and expenses	(93,230)	(96,321)
Financial results	(54,254)	(93,717)
Equity in income of subsidiaries	0	0
Income tax and social contribution	(47,893)	(24,525)
Net income (loss)	96,220	49,123
Other comprehensive income	0	0
Total comprehensive income	96,220	49,123
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	143,911	104,136
Cash flows from investiment activities	(1,461)	(1,465)
Cash flows from financing activities	(143,028)	(105,843)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(578)	(3,172)
Cash and cash equivalents at the beginning of the period	38,483	41,655
Cash and cash equivalents at the end of the period	37,905	38,483	41,655
CHANGE IN CASH AND CASH EQUIVALENTS	(578)	(3,172)
UEG Araucária
DisclosureOfSummarizedFinancialInformationSubsidiariesWithNoncontrollingInterestLineItems [Line Items]
ASSETS	507,060	529,251	944,521
Current assets	99,101	162,814	563,018
Noncurrent assets	407,959	366,437	381,503
LIABILITIES	507,060	529,251	944,521
Current liabilities	38,386	62,253	173,420
Noncurrent liabilities	22,470	20,422	16,847
Equity	446,204	446,576	754,254
STATEMENT OF INCOME
Operating revenues	129,084	57,432	1,434,180
Operating costs and expenses	(121,883)	(259,324)	(1,120,473)
Financial results	5,302	18,499	(49,186)
Equity in income of subsidiaries	(5,777)	(55,284)	(4,955)
Income tax and social contribution	(7,098)	46,358	(120,692)
Net income (loss)	(372)	(192,319)	138,874
Other comprehensive income	0	0	0
Total comprehensive income	(372)	(192,319)	138,874
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	(86,840)	65,203	374,658
Cash flows from investiment activities	118,460	21,587	7,904
Cash flows from financing activities	0	(200,000)	(252,670)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	31,620	(113,210)	129,892
Cash and cash equivalents at the beginning of the period	19,644	132,854	2,962
Cash and cash equivalents at the end of the period	51,264	19,644	132,854
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 31,620	R$ (113,210)	R$ 129,892